GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Fund”)

Supplement dated August 12, 2020 to the Prospectus and

Statement of Additional Information (“SAI”)

each dated February 28, 2020, as supplemented to date

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser (“GSAM”), which is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator (“CPO”), has filed a notice with the CFTC claiming an exclusion from the definition of CPO pursuant to CFTC Rule 4.5 with respect to the Fund. Accordingly, GSAM is no longer subject to registration or regulation as a CPO under the Commodity Exchange Act of 1936, as amended, and the rules thereunder with respect to the Fund.

Effective immediately, the Fund’s Prospectus and SAI are revised as follows:

The following replaces the third paragraph under the “Appendix A: Additional Information on Portfolio Risks, Securities and Techniques—Portfolio Securities and Techniques” section in the Prospectuses:

The Trust, on behalf of the Multi-Manager Real Assets Strategy Fund, has filed a notice of eligibility claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and therefore is not subject to registration or regulation as a CPO under the CEA. With respect to the Subsidiary, the Investment Adviser is subject to registration and regulation as a CPO under the CEA for its services as an investment adviser and is exempt from certain CFTC recordkeeping, reporting and disclosure requirements under CFTC Rule 4.7.

The following replaces the fifth paragraph under the “Investment Objectives and Policies” section of the SAI:

The Trust, on behalf of the Multi-Manager Real Assets Strategy Fund, has filed a notice of eligibility claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and therefore is not subject to registration or regulation as a CPO under the CEA. With respect to the Subsidiary, the Investment Adviser is subject to registration and regulation as a CPO under the CEA for its services as an investment adviser and is exempt from certain Commodity Futures Trading Commission (“CFTC”) recordkeeping, reporting and disclosure requirements under CFTC Rule 4.7.

This supplement should be retained with your Prospectus and SAI for future reference.

SMACGRASXOPSTK 08-20